LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Profit loss	$ 998,576	$ 4,118,100	$ 14,799,264	$ 8,805,668	$ 4,185,572	$ 5,384,270	$ 19,915,940	$ 18,375,506
Net cash used in operating activities							4,066,096	$ 19,456,701
Working capital	18,527,365						18,527,365
Accumulated deficit	65,649,298						65,649,298		$ 46,555,334
Cash	$ 64,892						$ 64,892